PROSPECTUS SUPPLEMENT
                              DATED AUGUST 23, 2007

                          SUPPLEMENT TO THE PROSPECTUS
                               DATED JUNE 30, 2003

                                VISIONARY CHOICE
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                       AND
                                    VISIONARY
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY
                       INDIANAPOLIS LIFE INSURANCE COMPANY
                                     THROUGH
                            ILICO SEPARATE ACCOUNT 1


This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

DISRUPTIVE TRADING PROCEDURES

     Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying portfolios on written request and, on receipt of written instructions from a portfolio, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying portfolio as having engaged in transactions that violate the trading policies of the portfolio.

DISTRIBUTION OF THE CONTRACTS

     The principal underwriter for the Contracts, IL Securities, Inc. (which changed its name to IL Securities, LLC), has now changed its name to Aviva Securities, LLC. Aviva Securities, LLC is located at 9200 Keystone Crossing, Suite 800, Indianapolis, Indiana 46240.

                 STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                              DATED AUGUST 23, 2007

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 30, 2003

                                VISIONARY CHOICE
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                       AND
                                    VISIONARY
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

                                    ISSUED BY
                       INDIANAPOLIS LIFE INSURANCE COMPANY
                                     THROUGH
                            ILICO SEPARATE ACCOUNT 1


This supplement updates certain information contained in your statement of additional information. Please read it carefully and keep it with your statement of additional information for future reference.

DISTRIBUTION OF THE CONTRACTS

     The principal underwriter for the Contracts, IL Securities, Inc. (which changed its name to IL Securities, LLC), has now changed its name to Aviva Securities, LLC. Aviva Securities, LLC is located at 9200 Keystone Crossing, Suite 800, Indianapolis, Indiana 46240.